Financial Instruments - Summary of Significant Unobservable Inputs to Valuation (Detail) - Unquoted equity investments [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Discounted cash flow model [member] | Long term growth rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow model
Significant unobservable input	Long term growth rate
Movement by	0.50%
Increase	₨ 201
Decrease	₨ (187)
Discounted cash flow model [member] | Discount rate [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	Discount rate
Movement by	0.50%
Increase	₨ (243)
Decrease	₨ 256
Third party quote [member] | Revenue achievement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique		Third party quote
Significant unobservable input		Revenue achievement
Movement by		1.00%
Increase		₨ 18
Decrease		₨ (18)